Organizations and Principal Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of loss per share before and after the retrospective adjustments
	Year Ended December 31,
	2018		2019
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.
– Basic	(4.74)	(9.91)	(7.56)	(15.80)
– Diluted	(4.74)	(9.91)	(7.56)	(15.80)
Weighted average shares used in calculating net loss per share
– Basic	90,646,360	43,359,150	104,684,701	50,074,152
– Diluted	90,646,360	43,359,150	104,684,701	50,074,152

Schedule of company's major subsidiaries
Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Ucommune (Beijing) Information Technology Co., Ltd (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
VIEs:
Ucommune (Beijing) Venture Investment Co., Ltd (“Ucommune Investment”)	April 3, 2015	PRC	Nil	Shared workspace
Beijing Youxianji Technology Co., Ltd (“Youxianji”)	August 29, 2018	PRC	Nil	Technology and internet service
Beijing Weixue Tianxia Educational Technology Co. Ltd	May 15, 2019	PRC	Nil	Technology Innovation

Major VIEs’ subsidiaries:
Beijing Sunshine 100 Ucommune Venture Investment Co., Ltd.	May 18, 2015	PRC	Nil	Shared workspace
Beijing Pengda Ucommune Venture Investment Co., Ltd.	July 31, 2015	PRC	Nil	Shared workspace
Shanghai Ucommune Venture Investment Co., Ltd.	October 30, 2015	PRC	Nil	Shared workspace
Beijing Weituo Ucommune Venture Investment Co., Ltd.	January 04, 2016	PRC	Nil	Shared workspace
Beijing Hongkun Enterprise Management Consulting Co., Ltd.	May 16, 2016	PRC	Nil	Shared workspace
Beijing Jingchao Ucommune Technology Services Co., Ltd.	September 19, 2016	PRC	Nil	Shared workspace
Beijing Dongke Ucommune Technology Service Co., Ltd.	July 06, 2017	PRC	Nil	Shared workspace
Hongtai Innovation Space (Beijing) Venture Investment Co., Ltd. (“Hongtai Space”)	December 05, 2017	PRC	Nil	Shared workspace
Hongkunyouxiang (Beijing)Technology Co., Ltd.	December 06, 2017	PRC	Nil	Shared workspace
Shenzhen Weido Union Technology Co., Ltd. and Subsidiaries (“Shenzhen Weido”)	June 01, 2018	PRC	Nil	Shared workspace
Hezuogongchuang (Beijing) Office Services Co., Ltd. and its Subsidiaries (“Wujie Space”)	June 01, 2018	PRC	Nil	Shared workspace
Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”)	July 01,2018	PRC	Nil	Construction
Beijing Daguan Architectural Design Consulting Co., Ltd. and Subsidiary (“Daguan”)	July 01,2018	PRC	Nil	Interior design
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”)	December 20, 2018	PRC	Nil	Marketing service
Beijing Xiyu Information Technology Co., Ltd.	March 20, 2017	PRC	Nil	SaaS services and IOT solutions

Schedule of consolidated financial statements of balance sheets
	As of December 31, 2020	As of June 30, 2021
	RMB	RMB (unaudited)	USD (Note 2)
Cash and cash equivalents	122,354	167,663	25,968
Other current assets	376,221	333,209	51,608
Total current assets	498,575	500,872	77,576
Property and equipment, net	329,322	307,737	47,662
Right-of-use assets, net	832,411	680,882	105,455
Goodwill	1,440,769	1,440,769	223,147
Other non-current assets	382,218	389,971	60,399
Total non-current assets	2,984,720	2,819,359	436,663
TOTAL ASSETS	3,483,295	3,320,231	514,239
Accounts payable	267,558	228,507	35,391
Lease liabilities, current	351,225	313,407	48,541
Other current liabilities	447,621	556,494	86,189
Total current liabilities	1,066,404	1,098,408	170,121
Lease liabilities, non-current	553,034	430,507	66,677
Other non-current liabilities	33,261	34,996	5,420
Total non-current liabilities	586,295	465,503	72,097
Total liabilities	1,652,699	1,563,911	242,218

	As of December 31,
	2019	2020
	RMB	RMB	USD
Cash and cash equivalents	169,530	122,354	18,752
Held-for-sale asset, current	356,233	—	—
Other current assets	362,155	376,221	57,658
Total current assets	887,918	498,575	76,410
Property and equipment, net	538,514	329,322	50,471
Right-of-use assets, net	1,778,734	832,411	127,573
Goodwill	1,440,769	1,440,769	220,808
Other non-current assets	272,772	382,218	58,577
Total non-current assets	4,030,789	2,984,720	457,429
TOTAL ASSETS	4,918,707	3,483,295	533,839
Accounts payable	317,816	267,558	41,005
Lease liabilities, current	557,647	351,225	53,828
Other current liabilities	574,779	447,621	68,600
Total current liabilities	1,450,242	1,066,404	163,433
Lease liabilities, non-current	1,345,623	553,034	84,756
Other non-current liabilities	21,735	33,261	5,097
Total non-current liabilities	1,367,358	586,295	89,853
Total liabilities	2,817,600	1,652,699	253,286

Schedule of consolidated financial statements of revenue
	For the Six Months Ended June 30,
	2020	2021	2021
	RMB	RMB	USD
Net revenues	381,517	485,863	75,251
Net loss	(177,970)	(129,256)	(20,019)
Net cash (used in)/provided by operating activities	(11,763)	61,527	9,529
Net cash (used in)/provided by investing activities	(27,266)	(5,145)	(797)
Net cash provided by/(used in) financing activities	(25,923)	3,008	466

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net revenues	448,508	1,147,942	846,298	129,701
Net loss	(445,155)	(736,149)	(396,494)	(60,765)
Net cash (used in)/provided by operating activities	(52,071)	(164,856)	8,435	1,293
Net cash (used in)/provided by investing activities	(29,685)	36,329	(41,915)	(6,424)
Net cash provided by/(used in) financing activities(1)	189,862	13,538	(34,223)	(5,245)

(1)      With respect to the cash flows of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions for the years ended December 31, 2018 and 2019, the Company disclosed the net cash provided by financing activities was RMB 189,682 and RMB 13,358, respectively. The Company noted there were typos and the correct amount should be RMB 189,862 and RMB 13, 538 for the two years, respectively. The Group analysed the misstatement of these disclosure on quantitative impact and qualitative impact, and concluded that the impact of above difference was not material in both quantitative view and qualitative view. Therefore, no restatement on the previously issued financial statement is necessary. However, the Company revised the comparable financial statement disclosure for the years ended December 31, 2018 and 2019 in this registration statement for the comparable purpose.